[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05348
THE THAI FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/07

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Thai Fund, Inc.

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
THAI INVESTMENT PLAN (94.0.%)
THAI COMMON STOCKS (93.9%)
(Unless Otherwise Noted)
Beverages (0.8%)
Serm Suk PCL		2,252,600	$1,190
Building Products (0.6%)
Dynasty Ceramic PCL		2,335,500	914
Capital Markets (1.1%)
Kim Eng Securities Thailand PCL		3,619,300	1,633
Chemicals (3.4%)
Aromatics Thailand PCL		4,003,700	4,918
Commercial Banks (24.4%)
Bangkok Bank PCL		3,453,050	10,652
Bank of Ayudhya PCL		11,600,200	7,091
Kasikornbank PCL		3,376,700	6,269
Krung Thai Bank PCL		4,235,700	1,464
Siam Commercial Bank PCL		5,167,100	10,036
			35,512
Construction Materials (8.6%)
Siam Cement PCL		1,855,400	12,507
Consumer Finance (0.4%)
Krungthai Card PCL		742,200	530
Diversified Telecommunication Services (2.0%)
True Corp. PCL	(a)	18,877,100	2,939
Food & Staples Retailing (1.7%)
Siam Makro PCL		1,087,600	2,563
Hotels, Restaurants & Leisure (4.8%)
Minor International PCL		22,225,700	6,983
Household Durables (9.2%)
Asian Property Development PCL		42,358,400	5,324
Golden Land Property PCL	(a)	9,352,900	2,204
Lalin Property PCL		6,141,800	775
Land & Houses PCL		25,872,700	4,914
Quality House PCL	(a)	6,852,000	243
			13,460
Independent Power Producers & Energy Traders (3.4%)
Electricity Generating PCL		1,752,100	4,905
Insurance (1.0%)
Bangkok Insurance PCL		228,065	1,459
Marine (2.7%)
Precious Shipping PCL		3,015,400	1,929
Thoresen Thai Agencies PCL		2,586,500	2,032
			3,961
Media (3.5%)
BEC World PLC		8,165,900	5,085
Multiline Retail (2.6%)
Big C Supercenter PCL		2,605,700	3,833
Oil, Gas & Consumable Fuels (21.3%)
Banpu PCL		906,800	5,180
PTT Exploration & Production PCL		3,048,800	7,838
PTT PCL		3,039,900	18,060
			31,078

Real Estate (1.5%)
Amata Corp. PCL		2,353,800	739
MBK PCL		937,800	1,460
			2,199
Textiles, Apparel & Luxury Goods (0.0%)
Thai Rung Textile Co., Ltd.	(a)(b)(c)(d)	958	@—
Wireless Telecommunication Services (0.9%)
Advanced Info Service PCL		664,300	1,271
TOTAL COMMON STOCKS
(Cost $106,783)			136,940
		No. of
		Rights
RIGHTS (0.0%)
Diversified Telecommunication Services (0.0%)
True Corp. PCL (Cost $@—)	(a)(b)(c)(d)	721,421	@—
		No. of
		Warrants
WARRANTS (0.1%)
Commercial Banks (0.0%)
Quality House PCL, expiring 9/11/08	(a)	1,370,400	10
Construction & Engineering (0.1%)
Sino Thai Engineering & Construction
PCL, expiring 4/18/08	(a)	1,973,983	100
TOTAL WARRANTS
(Cost $@—)			110
TOTAL THAI INVESTMENT PLAN (94.0%)
(Cost $106,783)			137,050
		Face
		Amount
		(000)
SHORT-TERM INVESTMENT (1.2%)
Repurchase Agreement (1.2%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/30/07, due 4/2/07
repurchase price $1,744 (Cost $1,743)	$ (e)	1,743	1,743
TOTAL INVESTMENTS + (95.2%)
(Cost $108,526)			138,793
OTHER ASSETS IN EXCESS OF LIABILITIES (4.8%)			6,970
NET ASSETS (100%)			$145,763

(a)	Non-income producing security.
(b)	Security was valued at fair value — At March 31, 2007, the Fund held fair-valued securities, each valued at less $500, representing less than 0.05% of net assets.
(c)

Restricted security not registered under the Securities Act of 1933. Acquired 4/89 at a cost of $49,000. At March 31, 2007, this security had a market value of less than $500, representing less than 0.05% of net assets.

(d)	Security has been deemed illiquid at March 31, 2007.
(e)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,661,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief

@	received by the Fund from the SEC. Value is less than $500.
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $108,526,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $30,267,000 of which $38,441,000 related to appreciated securities and $8,174,000 related to depreciated securities.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Thai Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	5/22/07